Inventory	12 Months Ended
Dec. 31, 2024
Inventory
Inventory

13) Inventory

The following table presents the inventory as of December 31, 2024 and December 31, 2023:

	At December 31,	At December 31,
(U.S. Dollars in thousands)	2024	2023
Lubricating oil	$3,304	$2,995
Bunkers	—	701
Total inventory	$3,304	$3,696